Leases - Additional Information (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Operating Leased Assets [Line Items]
Weighted average remaining lease term related to operating leases		12 years 1 month 6 days		11 years 8 months 12 days
Weighted average discount rate related to operating leases		5.50%		5.40%
Weighted average remaining lease term related to finance leases				10 months 25 days
Weighted average discount rate related to finance leases				5.00%
Properties,Vehicles and Equipment [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Option to Extend		One year
Properties,Vehicles and Equipment [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Remaining Lease Term		1 year	1 year
Properties,Vehicles and Equipment [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Remaining Lease Term		18 years	18 years
Premises [Member]
Operating Leased Assets [Line Items]
Operating lease, commencement date	Apr. 01, 2020
Operating lease, expiration date	Jun. 30, 2027
Initial lease term	87 months
Tenant allowance, net of construction management fee	$ 454
Options to renew lease	Two five-year periods
Premises [Member] | Prepaid Rent [Member]
Operating Leased Assets [Line Items]
Security deposits	$ 124